SCHEDULE OF RESTATEMENTS IN THE CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 11,795,714	$ 5,343,247	$ 18,193,616	$ 8,294,804	[1]
Cost of Revenue	(5,593,340)	(3,112,654)	(9,554,327)	(5,537,346)	[1]
Gross Profit	$ 6,202,374	2,230,593	$ 8,639,289	2,757,458	[1]
Previously stated [member]
IfrsStatementLineItems [Line Items]
Revenue		7,443,230		12,778,262
Cost of Revenue		(5,212,637)		(10,020,804)
Gross Profit		2,230,593		2,757,458
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Revenue		(2,099,983)		(4,483,458)
Cost of Revenue		2,099,983		4,483,458
Gross Profit

[1]	Restatement details in Note 2